Accounting policies - Change in accounting policy (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Consolidated balance sheet
Cash and cash equivalents	[1]	$ 5,036	[2]	$ 5,903	[2]	$ 8,070	[2]	$ 9,451
Prepayments and financial receivables	[2]	3,885		6,084		5,300
Sum				11,987		13,370
Consolidated Statement of Cash Flows
Cash collaterals for commodity derivative transactions				(645)		4,556
Cash flow provided by operating activities before taxes paid and working capital items		38,439		37,838		52,572
Cash flows provided by operating activities		19,971		19,465		29,257
Cash and cash equivalents (net of overdraft)	[1]	$ 5,036	[2]	5,903	[2]	8,070	[2]	9,451
As reported
Consolidated balance sheet
Cash and cash equivalents				8,120		9,641		15,579
Prepayments and financial receivables				3,867		3,729
Sum				11,987		13,370
Consolidated Statement of Cash Flows
Cash collaterals for commodity derivative transactions				0		0
Cash flow provided by operating activities before taxes paid and working capital items				38,483		48,016
Cash flows provided by operating activities				20,110		24,701
Cash and cash equivalents (net of overdraft)				$ 8,120		$ 9,641		$ 15,579

[1]
1) As from 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 2 Accounting policies.

[2]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.